Recapitalization and Merger (Details) (USD $)	1 Months Ended	12 Months Ended
	Dec. 02, 2002	Dec. 31, 2012
Recapitalization and Merger (Textual) [Abstract]
Common stock shares issued		6,680,000
Shares recorded as issued in the reverse merger for accounting purpose		265,763
Stock issued in exchange for net assets	25,000	500,007
Net assets of Valley Pharmaceuticals		$ 12,226,320
Patents [Member]
Property, Plant and Equipment [Line Items]
Equipment and furnishings included in net assets		11,715,445
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment and furnishings included in net assets		$ 510,875